Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) shares yr £ / shares	Dec. 31, 2020 GBP (£) shares yr £ / shares	Dec. 31, 2019 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	4,329,913	2,665,639	1,202,150
2018 Share Options [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			69.05%
Dividend yield			0.00%
Risk-free investment rate			0.85%
Fair value of option at grant date | £			£ 5,460
Fair value of share at grant date			£ 10.13
Exercise price at date of grant			£ 10.13
Lapse date			Mar. 13, 2029
Expected option life (years) | yr			4.50
Number of options granted | shares			120,750
2018 Share Options [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			69.08%
Dividend yield			0.00%
Risk-free investment rate			0.77%
Fair value of option at grant date | £			£ 6,070.00
Fair value of share at grant date			£ 11.26
Exercise price at date of grant			£ 11.26
Lapse date			May 15, 2029
Expected option life (years) | yr			4.50
Number of options granted | shares			967,400
2018 Share Options [member] | Grant Date Sep 11, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			70.14%
Dividend yield			0.00%
Risk-free investment rate			0.44%
Fair value of option at grant date | £			£ 4,220
Fair value of share at grant date			£ 7.79
Exercise price at date of grant			£ 7.79
Lapse date			Sep. 11, 2029
Expected option life (years) | yr			4.50
Number of options granted | shares			114,000
2018 Share Options [member] | Vesting Dates One [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 13, 2020
2018 Share Options [member] | Vesting Dates One [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 15, 2020
2018 Share Options [member] | Vesting Dates One [member] | Grant Date Sep 11, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 11, 2020
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 13, 2021
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 15, 2021
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date Sep 11, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 11, 2021
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 13, 2022
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 15, 2022
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date Sep 11, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 11, 2022
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 13, 2023
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 15, 2023
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date Sep 11, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 11, 2023
2019 Share Options [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		76.59%
Dividend yield		0.00%
Risk-free investment rate		0.003%
Fair value of option at grant date | £		£ 2,760
Fair value of share at grant date		£ 4.78
Exercise price at date of grant		£ 4.78
Lapse date		Jun. 10, 2030
Expected option life (years) | yr		4.50
Number of options granted | shares		2,186,780
2019 Share Options [member] | Grant Date Sept 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		82.98%
Dividend yield		0.00%
Risk-free investment rate		(0.08%)
Fair value of option at grant date | £		£ 4,240
Fair value of share at grant date		£ 4.28
Exercise price at date of grant		£ 0.04
Lapse date		Sep. 09, 2030
Expected option life (years) | yr		3.50
Number of options granted | shares		290,356
2019 Share Options [member] | Grant Date September 9 2020 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		87.21%
Dividend yield		0.00%
Risk-free investment rate		(0.08%)
Fair value of option at grant date | £		£ 4,240
Fair value of share at grant date		£ 4.28
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.50
Number of options granted | shares		108,503
2019 Share Options [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		81.26%
Dividend yield		0.00%
Risk-free investment rate		(0.03%)
Fair value of option at grant date | £		£ 2,100
Fair value of share at grant date		£ 3.48
Exercise price at date of grant		£ 3.48
Lapse date		Dec. 09, 2030
Expected option life (years) | yr		4.50
Number of options granted | shares		80,000
2019 Share Options [member] | Vesting Dates One [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 10, 2021
2019 Share Options [member] | Vesting Dates One [member] | Grant Date Sept 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2021
2019 Share Options [member] | Vesting Dates One [member] | Grant Date September 9 2020 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2021
2019 Share Options [member] | Vesting Dates One [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 09, 2021
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 10, 2022
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date Sept 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2022
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date September 9 2020 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2022
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 09, 2022
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 10, 2023
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date Sept 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2023
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date September 9 2020 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2023
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 09, 2023
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 10, 2024
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date Sept 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2024
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date September 9 2020 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 09, 2024
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 09, 2024
2020 Share Options [member] | Grant Date Jan 13, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	81.42%
Dividend yield	0.00%
Risk-free investment rate	0.01%
Fair value of option at grant date | £	£ 2,370
Fair value of share at grant date	£ 3.92
Exercise price at date of grant	£ 3.92
Lapse date	Jan. 13, 2031
Expected option life (years) | yr	4.50
Number of options granted | shares	200,000
2020 Share Options [member] | Grant Date Feb 10, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	87.66%
Dividend yield	0.00%
Risk-free investment rate	0.01%
Fair value of option at grant date | £	£ 4,490
Fair value of share at grant date	£ 4.53
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.50
Number of options granted | shares	91,888
2020 Share Options [member] | Grant Date Feb 10, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	81.45%
Dividend yield	0.00%
Risk-free investment rate	0.11%
Fair value of option at grant date | £	£ 2,740
Fair value of share at grant date	£ 4.53
Exercise price at date of grant	£ 4.53
Lapse date	Feb. 10, 2031
Expected option life (years) | yr	4.50
Number of options granted | shares	872,775
2020 Share Options [member] | Grant Date Feb 10, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	83.86%
Dividend yield	0.00%
Risk-free investment rate	0.05%
Fair value of option at grant date | £	£ 4,490
Fair value of share at grant date	£ 4.53
Exercise price at date of grant	£ 0.04
Lapse date	Feb. 10, 2031
Expected option life (years) | yr	3.50
Number of options granted | shares	337,000
2020 Share Options [member] | Grant Date Aug 11, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	81.07%
Dividend yield	0.00%
Risk-free investment rate	0.28%
Fair value of option at grant date | £	£ 950
Fair value of share at grant date	£ 1.57
Exercise price at date of grant	£ 1.57
Lapse date	Aug. 11, 2031
Expected option life (years) | yr	4.50
Number of options granted | shares	430,000
2020 Share Options [member] | Grant Date September 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	79.60%
Dividend yield	0.00%
Risk-free investment rate	0.21%
Fair value of option at grant date | £	£ 1,670
Fair value of share at grant date	£ 1.71
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.50
Number of options granted | shares	140,650
2020 Share Options [member] | Grant Date Sep 15, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	82.06%
Dividend yield	0.00%
Risk-free investment rate	0.29%
Fair value of option at grant date | £	£ 1,670
Fair value of share at grant date	£ 1.71
Exercise price at date of grant	£ 0.04
Lapse date	Sep. 15, 2031
Expected option life (years) | yr	3.50
Number of options granted | shares	603,900
2020 Share Options [member] | Grant Date Sep 15, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	80.90%
Dividend yield	0.00%
Risk-free investment rate	0.36%
Fair value of option at grant date | £	£ 1,040.00
Fair value of share at grant date	£ 1.71
Exercise price at date of grant	£ 1.71
Lapse date	Sep. 15, 2031
Expected option life (years) | yr	4.50
Number of options granted | shares	1,488,700
2020 Share Options [member] | Grant Date Dec 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	81.80%
Dividend yield	0.00%
Risk-free investment rate	0.48%
Fair value of option at grant date | £	£ 1,050.00
Fair value of share at grant date	£ 1.72
Exercise price at date of grant	£ 1.72
Lapse date	Dec. 15, 2031
Expected option life (years) | yr	4.50
Number of options granted | shares	165,000
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Jan 13, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 13, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Feb 10, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Feb 10, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Feb 10, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Aug 11, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 11, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date September 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Sep 15, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Sep 15, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2022
2020 Share Options [member] | Vesting Dates One [member] | Grant Date Dec 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 15, 2022
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Jan 13, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 13, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Feb 10, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Feb 10, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Feb 10, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Aug 11, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 11, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date September 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Sep 15, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Sep 15, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2023
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date Dec 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 15, 2023
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Jan 13, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 13, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Feb 10, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Feb 10, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Feb 10, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Aug 11, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 11, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date September 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Sep 15, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Sep 15, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2024
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date Dec 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 15, 2024
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Jan 13, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 13, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Feb 10, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Feb 10, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Feb 10, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Feb. 10, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Aug 11, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 11, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date September 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Sep 15, 2021 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Sep 15, 2021 Two [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2025
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date Dec 15, 2021 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 15, 2025